Derivatives and Hedging Activities - Schedule of Fair Value of Derivative Instruments Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Fair value of derivative assets, gross amounts	$ 69,979	$ 68,900
Fair value of derivative assets, gross amounts offset in the balance sheet	0	0
Fair value of derivative assets, net amounts	69,979	68,900
Fair value of derivative assets, gross amounts not offset in the balance sheet	(9,434)	(44,902)
Fair value of derivative assets, net	60,545	23,998
Fair value of derivative liabilities, gross Amounts	10,959	79,925
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0	0
Fair value of derivative liabilities, net amounts	10,959	79,925
Fair value of derivative liabilities, gross amounts not offset in the balance sheet	(9,434)	(44,902)
Fair value of derivative liabilities, net	1,525	35,023
Additional netting benefit
Derivative [Line Items]
Fair value of derivative assets, gross amounts offset in the balance sheet	0	0
Fair value of derivative assets, net amounts		0
Fair value of derivative assets, gross amounts not offset in the balance sheet	(2,436)	(9,512)
Fair value of derivative assets, net	(2,436)	(9,512)
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0	0
Fair value of derivative liabilities, net amounts		0
Fair value of derivative liabilities, gross amounts not offset in the balance sheet	(2,436)	(9,512)
Fair value of derivative liabilities, net	(2,436)	(9,512)
Designated as hedging instruments
Derivative [Line Items]
Fair value of derivative assets, gross amounts	51,500
Fair value of derivative assets, gross amounts offset in the balance sheet	0
Fair value of derivative assets, net amounts	51,500
Fair value of derivative assets, gross amounts not offset in the balance sheet	(5,125)
Fair value of derivative assets, net	46,375
Fair value of derivative liabilities, gross Amounts	5,340
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0
Fair value of derivative liabilities, net amounts	5,340
Fair value of derivative liabilities, gross amounts not offset in the balance sheet	(5,125)
Fair value of derivative liabilities, net	215
Designated as hedging instruments | Foreign currency forward and option contracts
Derivative [Line Items]
Fair value of derivative assets, gross amounts	44,570	16,027
Fair value of derivative assets, gross amounts offset in the balance sheet	0	0
Fair value of derivative assets, net amounts	44,570	16,027
Fair value of derivative assets, gross amounts not offset in the balance sheet	(1,815)	(813)
Fair value of derivative assets, net	42,755	15,214
Fair value of derivative liabilities, gross Amounts	1,815	813
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0	0
Fair value of derivative liabilities, net amounts	1,815	813
Fair value of derivative liabilities, gross amounts not offset in the balance sheet	(1,815)	(813)
Fair value of derivative liabilities, net		0
Designated as hedging instruments | Foreign currency forward contracts
Derivative [Line Items]
Fair value of derivative assets, gross amounts	6,930
Fair value of derivative assets, gross amounts offset in the balance sheet	0
Fair value of derivative assets, net amounts	6,930
Fair value of derivative assets, gross amounts not offset in the balance sheet	(3,310)
Fair value of derivative assets, net	3,620
Fair value of derivative liabilities, gross Amounts	3,525
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0
Fair value of derivative liabilities, net amounts	3,525
Fair value of derivative liabilities, gross amounts not offset in the balance sheet	(3,310)
Fair value of derivative liabilities, net	215
Not designated as hedging instruments
Derivative [Line Items]
Fair value of derivative assets, gross amounts	18,479	52,873
Fair value of derivative assets, gross amounts offset in the balance sheet	0	0
Fair value of derivative assets, net amounts	18,479	52,873
Fair value of derivative assets, gross amounts not offset in the balance sheet	(1,873)	(34,577)
Fair value of derivative assets, net	16,606	18,296
Fair value of derivative liabilities, gross Amounts	5,619	79,112
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0	0
Fair value of derivative liabilities, net amounts	5,619	79,112
Fair value of derivative liabilities, gross amounts not offset in the balance sheet	(1,873)	(34,577)
Fair value of derivative liabilities, net	3,746	44,535
Not designated as hedging instruments | Foreign currency forward contracts
Derivative [Line Items]
Fair value of derivative assets, gross amounts	8,734	43,203
Fair value of derivative assets, gross amounts offset in the balance sheet	0	0
Fair value of derivative assets, net amounts	8,734	43,203
Fair value of derivative assets, gross amounts not offset in the balance sheet	(1,873)	(34,577)
Fair value of derivative assets, net	6,861	8,626
Fair value of derivative liabilities, gross Amounts	3,228	76,923
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0	0
Fair value of derivative liabilities, net amounts	3,228	76,923
Fair value of derivative liabilities, gross amounts not offset in the balance sheet	(1,873)	(34,577)
Fair value of derivative liabilities, net	1,355	42,346
Not designated as hedging instruments | Embedded derivatives
Derivative [Line Items]
Fair value of derivative assets, gross amounts	9,745	8,926
Fair value of derivative assets, gross amounts offset in the balance sheet	0	0
Fair value of derivative assets, net amounts	9,745	8,926
Fair value of derivative assets, net	9,745	8,926
Fair value of derivative liabilities, gross Amounts	1,525	1,772
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0	0
Fair value of derivative liabilities, net amounts	1,525	1,772
Fair value of derivative liabilities, net	1,525	1,772
Not designated as hedging instruments | Economic hedges of embedded derivatives
Derivative [Line Items]
Fair value of derivative assets, gross amounts		744
Fair value of derivative assets, gross amounts offset in the balance sheet		0
Fair value of derivative assets, net amounts		744
Fair value of derivative assets, net		744
Fair value of derivative liabilities, gross Amounts	866	417
Fair value of derivative liabilities, gross amounts offset in the balance sheet	0	0
Fair value of derivative liabilities, net amounts	866	417
Fair value of derivative liabilities, net	$ 866	$ 417